Consolidated Statement Of Profit Or Loss And Other Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨) ₨ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 INR (₨) ₨ / shares	Mar. 31, 2023 INR (₨) ₨ / shares
Income
Revenue	₨ 97,063	$ 1,136	₨ 81,319	₨ 78,223
Other operating income	450	5	629	1,105
Late payment surcharge from customers	7	0	1,451	1,134
Finance income and fair value change in derivative instruments	4,572	54	5,272	2,910
Other income	6,383	75	7,309	4,581
Change in fair value of warrants	595	7	551	1,356
Total income	109,070	1,277	96,531	89,309
Expenses
Raw materials and consumables used	10,468	123	3,844	6,956
Increase in inventories of finished goods	(1,875)	(22)
Employee benefits expense	4,616	54	4,467	4,413
Depreciation and amortisation	20,670	242	17,583	15,901
Other expenses	12,783	150	14,834	13,636
Finance costs and fair value change in derivative instruments	52,352	613	47,506	50,966
Total expenses	99,014	1,159	88,234	91,872
Profit (loss) from operating activities	10,056	118	8,297	(2,563)
Share of (loss) / profit of jointly controlled entities	(22)	(0)	(155)	93
Profit / (loss) before tax	10,034	117	8,142	(2,470)
Income tax expense
Current tax	1,514	18	981	966
Deferred tax	3,929	46	3,014	1,593
Profit / (loss) for the year	4,591	54	4,147	(5,029)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Net (loss) / gain on cash flow hedge reserve	633	7	(2,340)	1,487
Net loss on cost of hedge reserve	(740)	(9)	(491)	(377)
Total net (loss) / gain on cash flow hedges	(107)	(1)	(2,831)	1,110
Income tax effect	10	0	626	(249)
Other comprehensive income, net of tax, cash flow hedges	(97)	(1)	(2,205)	861
Exchange differences on translation of foreign operations	87	1	(68)	345
Other comprehensive income, net of tax, exchange differences on translation	87	1	(68)	345
Net other comprehensive (loss) / income that may be reclassified to profit or loss in subsequent periods	(10)	0	(2,273)	1,206
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):
Re-measurement (loss) / gain of defined benefit plan	50	1	(18)	3
Income tax effect	(10)	0	4	(1)
Net other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent periods (c)	40	0	(14)	2
Other comprehensive income / (loss) for the year, net of tax	30	0	(2,287)	1,208
Total comprehensive income / (loss) for the year, net of tax	4,621	54	1,860	(3,821)
Profit / (loss) attributable to:
Equity holders of the parent	3,814	45	3,404	(4,817)
Non-controlling interests	777	9	743	(212)
Profit / (loss) for the year	4,591	54	4,147	(5,029)
Total comprehensive income / (loss) attributable to:
Equity holders of the parent	3,790	44	1,246	(3,760)
Non-controlling interests	831	10	614	(61)
Total comprehensive income	₨ 4,621	$ 54	₨ 1,860	₨ (3,821)
Earnings / (loss) per share
Basic earnings / (loss) per share attributable to ordinary equity holders of the Parent (in absolute INR and USD) | (per share)	₨ 10.92	$ 0.13	₨ 9.94	₨ (12.32)
Diluted earnings / (loss) per share attributable to ordinary equity holders of the Parent (in absolute INR and USD) | (per share)	₨ 10.81	$ 0.13	₨ 9.92	₨ (12.32)